Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Guaranteed loans		¥ 19,556	¥ 20,045
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 11, 2020
Guaranteed loans interest rate		1.50%
Guaranteed loans		¥ 0	989
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Dec. 06, 2020
Guaranteed loans		¥ 0	3,126
Credit loans interest rate, description	[1]	EURIBOR +3.80%
Guaranteed loan two [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate	[1]	3.80%
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 13, 2021
Guaranteed loans interest rate		1.50%
Guaranteed loans		¥ 1,015
Guaranteed loan four [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Mar. 09, 2022
Guaranteed loans		¥ 883
Credit loans interest rate, description	[2]	EURIBOR+3.00%
Guaranteed loan four [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate	[2]	3.00%
Guaranteed loan five [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 08, 2023
Guaranteed loans interest rate		3.10%
Guaranteed loans		¥ 2,648
Credit loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Nov. 06, 2020
Guaranteed loans		¥ 0	126
Credit loans interest rate, description	[3]	LIBOR+2.70%
Credit loan one [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate	[3]	2.70%
Credit loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 04, 2021
Guaranteed loans interest rate		1.80%
Guaranteed loans		¥ 626
Credit loan three [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date	[4]	Jan. 18, 2021
Guaranteed loans interest rate		2.50%
Guaranteed loans		¥ 0	523
Credit loan four [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jun. 25, 2024
Guaranteed loans interest rate		3.08%
Guaranteed loans		¥ 2,444	2,515
Credit loan five [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 16, 2024
Guaranteed loans interest rate		3.30%
Guaranteed loans		¥ 5,611	5,999
Credit loan six [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 27, 2024
Guaranteed loans		¥ 6,329	¥ 6,767
Credit loans interest rate, description	[5]	USD LIBOR+1.00%
Credit loan six [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate	[5]	1.00%

[1]	3.80% when EURIBOR is negative.
[2]	3.00% when EURIBOR is negative.
[3]	2.70% when LIBOR is negative.
[4]	The loan has been repaid in advance.
[5]	1.00% when USD LIBOR is negative.